Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 11,477	¥ 13,378	¥ 11,075
Addition- charged to income	1,840	1,347	3,574
Deduction bad debts written off	(2,189)	(2,789)	(1,787)
Translation adjustments and other	(769)	(459)	516
Balance at end of period	10,359	11,477	13,378
Finance Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,675	2,681	2,325
Addition- charged to income	1,495	938	1,436
Deduction bad debts written off	(1,653)	(1,284)	(1,523)
Translation adjustments and other	110	340	443
Balance at end of period	¥ 2,627	¥ 2,675	¥ 2,681